Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities:
Net income (loss) from continuing operations	$ 188	$ (40,770)	$ (62,860)
Items not involving cash:
Depreciation and amortization	16,340	16,510	14,741
Stock-based compensation expense	1,474	3,040	6,961
Unrealized foreign exchange (gain) loss	(2,537)	8,957	562
Deferred income tax	(1,647)	(1,838)	(1,644)
Income from investments accounted for by the equity method	(26,741)	(22,728)	(12,514)
Interest on long-term debt and accretion of royalty payable	7,265	9,133	10,071
Impairments on long lived assets, net	688	736	1,550
Inventory write-downs to net realizable value (note 7)	57	162	1,111
Other income (note 12)	(3,317)	0	0
Change in fair value of derivative liability and bad debt expense	831	(433)	1,397
Restructuring obligations	0	0	(14,187)
Net cash used before working capital changes	(7,399)	(27,231)	(54,812)
Changes in non-cash operating working capital:
Accounts receivable	(11,137)	3,512	2,605
Inventories	(2,004)	(78)	4,565
Prepaid expenses	(2,653)	(170)	(93)
Accounts payable and accrued liabilities	2,386	(1,367)	6,755
Deferred revenue	926	(851)	(2,143)
Warranty liability	4,196	(1,252)	(6,330)
Net cash used in operating activities of continuing operations	(15,685)	(27,437)	(49,453)
Net cash from (used in) operating activities of discontinued operations	(147)	(1,435)	7,920
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(8,860)	(10,273)	(25,288)
Proceeds on sale of assets and investments	0	0	(85)
Dividends received from joint ventures	25,045	23,191	16,633
Proceeds received from holdbacks	0	6,968	0
Net cash from (used in) investing activities of continuing operations	16,185	19,886	(8,740)
Net cash from investing activities of discontinued operations	0	14,050	77,148
Cash flows from (used in) financing activities:
Drawings on operating lines of credit and long-term facilities	25,081	12,612	42,641
Repayment of operating lines of credit and long-term facilities	(33,258)	(15,616)	(71,387)
Proceeds from share issuance, net	0	0	25,953
Repayment of royalty payable	(6,034)	(3,009)	(11,467)
Long-term asset securing debt	(553)	(2,129)	0
Net cash used in financing activities of continuing operations	(14,764)	(8,142)	(14,260)
Effect of foreign exchange on cash and cash equivalents	(696)	(7,645)	4,246
Increase (decrease) in cash and cash equivalents	(15,107)	(10,723)	16,861
Cash and cash equivalents, beginning of year	61,119	71,842	60,905
Cash and cash equivalents, end of year (including restricted cash)	46,012	61,119	77,766
Less: cash and cash equivalents from discontinued operations, end of year	0	0	5,924
Cash and cash equivalents from continuing operations, end of year	46,012	61,119	71,842
Supplementary information:
Interest paid	3,953	4,039	4,416
Taxes paid, net of refunds	$ 1,926	$ 540	$ 722